Basic and diluted net earnings (loss) per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ (33,387)	$ 103,222	$ 57,578	$ 117,169
Series A and D Preferred shares dividend	2,220	2,276	4,440	4,490
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$ (35,607)	$ 100,946	$ 53,138	$ 112,679
Weighted average number of shares
Basic (in shares)	674,742,897	614,013,963	674,720,319	606,876,299
Effect of dilutive securities (in shares)	0	5,982,644	4,412,593	5,813,565
Diluted (in shares)	674,742,897	619,996,607	679,132,912	612,689,864
Series A preferred shares dividend
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ (33,387)	$ 103,222	$ 57,578	$ 117,169
Series A and D Preferred shares dividend	1,219	1,249	2,437	2,464
Series D preferred shares dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 1,001	$ 1,027	$ 2,003	$ 2,026